Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Royce Small-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/ literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Consultant Class	$206	1.98%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 7.94% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, construction & engineering (Industrials), electronic equipment, instruments & components (Information Technology), and machinery (Industrials) contributed most.

The Fund’s top contributor was Alamos Gold Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Real Estate, Energy, and Consumer Staples.

At the industry level, software (Information Technology), professional services (Industrials), and specialty retail (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was PAR Technology.

An underweight in Health Care detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Consultant Class	7.94	7.31	10.00
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,772,000,000
Holdings Count | Holdings	263
Advisory Fees Paid, Amount	$ 13,300,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,772
Number of Holdings	263
2025 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2025 (Millions)	$13.3

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Arcosa	2.3
Assured Guaranty	1.5
Element Solutions	1.4
Cirrus Logic	1.3
SEI Investments	1.3
E-L Financial	1.2
ESAB Corporation	1.2
JBT Marel	1.0
Quaker Houghton	1.0
Digi International	1.1
International General Insurance Holdings	1.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Investment Class
Trading Symbol	PENNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/ literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Investment Class	$99	0.95%

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 8.95% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, construction & engineering (Industrials), electronic equipment, instruments & components (Information Technology), and machinery (Industrials) contributed most.

The Fund’s top contributor was Alamos Gold Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Real Estate, Energy, and Consumer Staples.

At the industry level, software (Information Technology), professional services (Industrials), and specialty retail (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was PAR Technology.

An underweight in Health Care detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Investment Class	8.95	8.38	11.11
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,772,000,000
Holdings Count | Holdings	263
Advisory Fees Paid, Amount	$ 13,300,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,772
Number of Holdings	263
2025 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2025 (Millions)	$13.3

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Arcosa	2.3
Assured Guaranty	1.5
Element Solutions	1.4
Cirrus Logic	1.3
SEI Investments	1.3
E-L Financial	1.2
ESAB Corporation	1.2
JBT Marel	1.0
Quaker Houghton	1.0
International General Insurance Holdings	1.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	RPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Institutional Class	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 9.00% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, construction & engineering (Industrials), electronic equipment, instruments & components (Information Technology), and machinery (Industrials) contributed most.

The Fund’s top contributor was Alamos Gold Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Real Estate, Energy, and Consumer Staples.

At the industry level, software (Information Technology), professional services (Industrials), and specialty retail (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was PAR Technology.

An underweight in Health Care detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Institutional Class	9.00	8.45	11.19
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,772,000,000
Holdings Count | Holdings	263
Advisory Fees Paid, Amount	$ 13,300,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,772
Number of Holdings	263
2025 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2025 (Millions)	$13.3

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Arcosa	2.3
Assured Guaranty	1.5
Element Solutions	1.4
Cirrus Logic	1.3
SEI Investments	1.3
E-L Financial	1.2
ESAB Corporation	1.2
JBT Marel	1.0
Quaker Houghton	1.0
International General Insurance Holdings	1.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Service Class
Trading Symbol	RYPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Service Class	$135	1.29%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 8.62% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, construction & engineering (Industrials), electronic equipment, instruments & components (Information Technology), and machinery (Industrials) contributed most.

The Fund’s top contributor was Alamos Gold Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Real Estate, Energy, and Consumer Staples.

At the industry level, software (Information Technology), professional services (Industrials), and specialty retail (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was PAR Technology.

An underweight in Health Care detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	8.62	8.05	10.75
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,772,000,000
Holdings Count | Holdings	263
Advisory Fees Paid, Amount	$ 13,300,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,772
Number of Holdings	263
2025 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2025 (Millions)	$13.3

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Arcosa	2.3
Assured Guaranty	1.5
Element Solutions	1.4
Cirrus Logic	1.3
SEI Investments	1.3
E-L Financial	1.2
ESAB Corporation	1.2
JBT Marel	1.0
Quaker Houghton	1.0
International General Insurance Holdings	1.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce SMid-Cap Total Return Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce SMid-Cap Total Return Fund
Class Name	Investment Class
Trading Symbol	RDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce SMid-Cap Total Return Fund—Investment Class	$111	1.09%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce SMid-Cap Total Return Fund advanced 4.17% for the year, lagging its benchmark, the Russell 2500 Index, which was up 11.91% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, trading companies & distributors (Industrials), software (Information Technology), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Consumer Staples contributed most to relative results versus the Russell 2500 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Consumer Discretionary, and Energy.

At the industry level, specialty retail (Consumer Discretionary), containers & packaging (Materials), and life sciences tools & services (Health Care) were the largest detractors.

The Fund’s top detractor was Bath & Body Works.

Stock selection within Materials detracted most from relative results versus the Russell 2500 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Investment Class	4.17	9.94	10.09
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40
Russell 2500 Value Index	12.73	10.02	9.72

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 31,000,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$31
Number of Holdings	45
2025 Portfolio Turnover Rate	47%
Advisory Fees Paid in 2025 (Millions)	$0.5

Holdings [Text Block]

Top 10 Positions
FTAI Aviation	4.1
Assured Guaranty	3.8
Advance Auto Parts	3.6
Academy Sports & Outdoors	3.5
Kyndryl Holdings	3.5
Vontier Corporation	3.2
MSC Industrial Direct Cl. A	3.2
AptarGroup	3.1
Kulicke & Soffa Industries	3.1
Silgan Holdings	3.0

Largest Holdings [Text Block]
Portfolio Sector Breakdown

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective July 1, 2025, the: (i) name of the Fund changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund; (ii) Fund normally invests at least 80% of its net assets in equity securities of "smid-cap companies;" and (iii) Fund normally invests at least: (a) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (b) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases). This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus and any applicable supplements, and the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective July 1, 2025, the: (i) name of the Fund changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund
Material Fund Change Strategies [Text Block]	(ii) Fund normally invests at least 80% of its net assets in equity securities of "smid-cap companies;" and (iii) Fund normally invests at least: (a) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (b) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce SMid-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce SMid-Cap Total Return Fund
Class Name	Service Class
Trading Symbol	RYDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce SMid-Cap Total Return Fund—Service Class	$137	1.34%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce SMid-Cap Total Return Fund advanced 4.00% for the year, lagging its benchmark, the Russell 2500 Index, which was up 11.91% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, trading companies & distributors (Industrials), software (Information Technology), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Consumer Staples contributed most to relative results versus the Russell 2500 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Consumer Discretionary, and Energy.

At the industry level, specialty retail (Consumer Discretionary), containers & packaging (Materials), and life sciences tools & services (Health Care) were the largest detractors.

The Fund’s top detractor was Bath & Body Works.

Stock selection within Materials detracted most from relative results versus the Russell 2500 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	4.00	9.67	9.81
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40
Russell 2500 Value Index	12.73	10.02	9.72

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 31,000,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$31
Number of Holdings	45
2025 Portfolio Turnover Rate	47%
Advisory Fees Paid in 2025 (Millions)	$0.5

Holdings [Text Block]

Top 10 Positions
FTAI Aviation	4.1
Assured Guaranty	3.8
Advance Auto Parts	3.6
Academy Sports & Outdoors	3.5
Kyndryl Holdings	3.5
Vontier Corporation	3.2
MSC Industrial Direct Cl. A	3.2
AptarGroup	3.1
Kulicke & Soffa Industries	3.1
Silgan Holdings	3.0

Largest Holdings [Text Block]
Portfolio Sector Breakdown

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective July 1, 2025, the: (i) name of the Fund changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund; (ii) Fund normally invests at least 80% of its net assets in equity securities of "smid-cap companies;" and (iii) Fund normally invests at least: (a) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (b) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases). This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus and any applicable supplements, and the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective July 1, 2025, the: (i) name of the Fund changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund
Material Fund Change Strategies [Text Block]	(ii) Fund normally invests at least 80% of its net assets in equity securities of "smid-cap companies;" and (iii) Fund normally invests at least: (a) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (b) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases).
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025.
Updated Prospectus Phone Number	www.royceinvest.com
Updated Prospectus Web Address	1-800-221-4268
Royce International Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Investment Class
Trading Symbol	RIPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest. com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest. com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce International Premier Fund—Investment Class	$125	1.19%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund advanced 9.69% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 29.26% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Health Care, and Financials.

At the industry level, health care providers & services (Health Care), professional services (Industrials), and software (Information Technology) contributed most.

At the country level, Japan, the United Kingdom, and France were the largest contributors.

The Fund’s top contributor was Asseco Poland.

An underweight in Consumer Discretionary contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The only sector making a detraction was Real Estate.

At the industry level, trading companies & distributors (Industrials), electrical equipment (Industrials), and health care equipment & supplies (Health Care) were the largest detractors.

At the country level, Belgium, the Netherlands, and Lithuania were the largest detractors.

The Fund’s top detractor was Ashtead Technology Holdings.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Investment Class	9.69	-3.19	4.90
MSCI ACWI ex USA IMI Index	31.96	7.77	8.37
MSCI ACWI ex USA Small Cap Index	29.26	6.91	8.13
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 87,000,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$87
Number of Holdings	52
2025 Portfolio Turnover Rate	22%
Advisory Fees Paid in 2025 (Millions)	$1.1

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
Diploma	3.0	Japan	21.5
DiscoverIE Group	2.6	United Kingdom	17.1
Riken Keiki	2.6	France	8.9
Gaztransport Et Technigaz	2.5	Switzerland	6.1
USS	2.5	Germany	4.7
BML	2.5	Sweden	4.3
Maruwa	2.5	Italy	3.7
CTS Eventim AG & Co.	2.4	Israel	3.6
Zuken	2.4	Canada	3.4
OBIC Business Consultants	2.4	Australia	3.0
		¹Represents countries that are 3% or more of net assets. ²Securities are categorized by the country of their headquarters.

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager. This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce International Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Institutional Class
Trading Symbol	RIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce International Premier Fund—Institutional Class	$109	1.04%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund advanced 9.88% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 29.26% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Health Care, and Financials.

At the industry level, health care providers & services (Health Care), professional services (Industrials), and software (Information Technology) contributed most.

At the country level, Japan, the United Kingdom, and France were the largest contributors.

The Fund’s top contributor was Asseco Poland.

An underweight in Consumer Discretionary contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The only sector making a detraction was Real Estate.

At the industry level, trading companies & distributors (Industrials), electrical equipment (Industrials), and health care equipment & supplies (Health Care) were the largest detractors.

At the country level, Belgium, the Netherlands, and Lithuania were the largest detractors.

The Fund’s top detractor was Ashtead Technology Holdings.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Institutional Class	9.88	-3.04	4.96
MSCI ACWI ex USA IMI Index	31.96	7.77	8.37
MSCI ACWI ex USA Small Cap Index	29.26	6.91	8.13
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 87,000,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$87
Number of Holdings	52
2025 Portfolio Turnover Rate	22%
Advisory Fees Paid in 2025 (Millions)	$1.1

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
Diploma	3.0	Japan	21.5
DiscoverIE Group	2.6	United Kingdom	17.1
Riken Keiki	2.6	France	8.9
Gaztransport Et Technigaz	2.5	Switzerland	6.1
USS	2.5	Germany	4.7
BML	2.5	Sweden	4.3
Maruwa	2.5	Italy	3.7
CTS Eventim AG & Co.	2.4	Israel	3.6
Zuken	2.4	Canada	3.4
OBIC Business Consultants	2.4	Australia	3.0
		¹Represents countries that are 3% or more of net assets. ²Securities are categorized by the country of their headquarters.

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager. This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce International Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Service Class
Trading Symbol	RYIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest. com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest. com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce International Premier Fund—Service Class	$151	1.44%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund advanced 9.37% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 29.26% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Health Care, and Financials.

At the industry level, health care providers & services (Health Care), professional services (Industrials), and software (Information Technology) contributed most.

At the country level, Japan, the United Kingdom, and France were the largest contributors.

The Fund’s top contributor was Asseco Poland.

An underweight in Consumer Discretionary contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The only sector making a detraction was Real Estate.

At the industry level, trading companies & distributors (Industrials), electrical equipment (Industrials), and health care equipment & supplies (Health Care) were the largest detractors.

At the country level, Belgium, the Netherlands, and Lithuania were the largest detractors.

The Fund’s top detractor was Ashtead Technology Holdings.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Service Class	9.37	-3.44	4.64
MSCI ACWI ex USA IMI Index	31.96	7.77	8.37
MSCI ACWI ex USA Small Cap Index	29.26	6.91	8.13
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 87,000,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$87
Number of Holdings	52
2025 Portfolio Turnover Rate	22%
Advisory Fees Paid in 2025 (Millions)	$1.1

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
Diploma	3.0	Japan	21.5
DiscoverIE Group	2.6	United Kingdom	17.1
Riken Keiki	2.6	France	8.9
Gaztransport Et Technigaz	2.5	Switzerland	6.1
USS	2.5	Germany	4.7
BML	2.5	Sweden	4.3
Maruwa	2.5	Italy	3.7
CTS Eventim AG & Co.	2.4	Israel	3.6
Zuken	2.4	Canada	3.4
OBIC Business Consultants	2.4	Australia	3.0
		¹Represents countries that are 3% or more of net assets. ²Securities are categorized by the country of their headquarters.

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager. This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	Effective December 31, 2025, Mark Fischer is the Fund’s portfolio manager and Evan Choi is assistant portfolio manager.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Consultant Class	$238	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 12.18% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Health Care, and Real Estate.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Consultant Class	12.18	8.08	9.23
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 305,000,000
Holdings Count | Holdings	154
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$305
Number of Holdings	154
2025 Portfolio Turnover Rate	38%
Advisory Fees Paid in 2025 (Millions)	$2.9

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Establishment Labs Holdings	1.3
Sprott	1.3
Natural Gas Services Group	1.3
CECO Environmental	1.3
LightPath Technologies Cl. A	1.3
Bel Fuse Cl. B	1.2
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
NPK International	1.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Investment Class
Trading Symbol	RYOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/ literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Investment Class	$132	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 13.33% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’'s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Health Care, and Real Estate.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Investment Class	13.33	9.24	10.43
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 305,000,000
Holdings Count | Holdings	154
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$305
Number of Holdings	154
2025 Portfolio Turnover Rate	38%
Advisory Fees Paid in 2025 (Millions)	$2.9

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Establishment Labs Holdings	1.3
Sprott	1.3
Natural Gas Services Group	1.3
CECO Environmental	1.3
LightPath Technologies Cl. A	1.3
Bel Fuse Cl. B	1.2
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
NPK International	1.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Service Class
Trading Symbol	RMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Service Class	$159	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 13.08% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Health Care, and Real Estate.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	13.08	8.95	10.22
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 305,000,000
Holdings Count | Holdings	154
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$305
Number of Holdings	154
2025 Portfolio Turnover Rate	38%
Advisory Fees Paid in 2025 (Millions)	$2.9

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Establishment Labs Holdings	1.3
Sprott	1.3
Natural Gas Services Group	1.3
CECO Environmental	1.3
LightPath Technologies Cl. A	1.3
Bel Fuse Cl. B	1.2
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
NPK International	1.2

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Consultant Class
Trading Symbol	ROFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Consultant Class	$236	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

●	Royce Small-Cap Opportunity Fund advanced 10.79% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

●	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)	1-YR	5-YR	10-YR

Consultant Class	10.79	8.72	11.43
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,076,000,000
Holdings Count | Holdings	209
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Investment Class
Trading Symbol	RYPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Investment Class	$131	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

●	Royce Small-Cap Opportunity Fund advanced 11.86% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

●	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)	1-YR	5-YR	10-YR

Investment Class	11.86	9.87	12.64
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,076,000,000
Holdings Count | Holdings	209
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Institutional Class
Trading Symbol	ROFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Institutional Class	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

●	Royce Small-Cap Opportunity Fund advanced 11.92% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

●	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)	1-YR	5-YR	10-YR

Institutional Class	11.92	9.96	12.76
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,076,000,000
Holdings Count | Holdings	209
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	R Class
Trading Symbol	ROFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—R Class	$200	1.89%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

●	Royce Small-Cap Opportunity Fund advanced 11.21% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

●	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)	1-YR	5-YR	10-YR

R Class	11.21	9.17	11.94
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,076,000,000
Holdings Count | Holdings	209
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Service Class
Trading Symbol	RYOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Service Class	$158	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 11.58% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Financials.

At the industry level, aerospace & defense (Industrials), electronic equipment, instruments & components (Information Technology), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Industrials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Energy, and Consumer Staples.

At the industry level, IT services (Information Technology), textiles, apparel & luxury goods (Consumer Discretionary), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was Lakeland Industries.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Service Class	11.58	9.57	12.35
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 1,076,000,000
Holdings Count | Holdings	209
Advisory Fees Paid, Amount	$ 10,600,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$1,076
Number of Holdings	209
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$10.6

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
TETRA Technologies	0.9
DNOW	0.9
CECO Environmental	0.9
Capstone Copper	0.9
Resideo Technologies	0.8
Select Water Solutions Cl. A	0.8
Astronics Corporation	0.8
FormFactor	0.8
Orion Group Holdings	0.8
BankUnited	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Consultant Class
Trading Symbol	RPRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Premier Fund—Consultant Class	$229	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 4.53% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Consumer Discretionary.

At the industry level, semiconductors & semiconductor equipment (Information Technology), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was MKS.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Real Estate, and Consumer Staples.

At the industry level, health care equipment & supplies (Health Care), real estate management & development (Real Estate), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Consultant Class	4.53	4.43	9.13
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 982,000,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 10,900,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$982
Number of Holdings	50
2025 Portfolio Turnover Rate	20%
Advisory Fees Paid in 2025 (Millions)	$10.9

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
MKS	4.2
Arcosa	3.9
JBT Marel	3.9
RBC Bearings	3.3
Stella-Jones	3.3
Quaker Houghton	3.3
Colliers International Group	3.3
ESAB Corporation	3.0
FirstService Corporation	3.0
TMX Group	3.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Investment Class
Trading Symbol	RYPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Premier Fund—Investment Class	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 5.63% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Consumer Discretionary.

At the industry level, semiconductors & semiconductor equipment (Information Technology), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was MKS.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Real Estate, and Consumer Staples.

At the industry level, health care equipment & supplies (Health Care), real estate management & development (Real Estate), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Investment Class	5.63	5.56	10.34
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 982,000,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 10,900,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$982
Number of Holdings	50
2025 Portfolio Turnover Rate	20%
Advisory Fees Paid in 2025 (Millions)	$10.9

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
MKS	4.2
Arcosa	3.9
JBT Marel	3.9
RBC Bearings	3.3
Stella-Jones	3.3
Quaker Houghton	3.3
Colliers International Group	3.3
ESAB Corporation	3.0
FirstService Corporation	3.0
TMX Group	3.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Institutional Class
Trading Symbol	RPFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Premier Fund—Institutional Class	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 5.59% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Consumer Discretionary.

At the industry level, semiconductors & semiconductor equipment (Information Technology), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was MKS.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Real Estate, and Consumer Staples.

At the industry level, health care equipment & supplies (Health Care), real estate management & development (Real Estate), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Institutional Class	5.59	5.63	10.41
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 982,000,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 10,900,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$982
Number of Holdings	50
2025 Portfolio Turnover Rate	20%
Advisory Fees Paid in 2025 (Millions)	$10.9

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
MKS	4.2
Arcosa	3.9
JBT Marel	3.9
RBC Bearings	3.3
Stella-Jones	3.3
Quaker Houghton	3.3
Colliers International Group	3.3
ESAB Corporation	3.0
FirstService Corporation	3.0
TMX Group	3.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Service Class
Trading Symbol	RPFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/ literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Premier Fund—Service Class	$153	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 5.30% for the year, lagging its benchmark, the Russell 2000 Index, which was up 12.81% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology, and Consumer Discretionary.

At the industry level, semiconductors & semiconductor equipment (Information Technology), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was MKS.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Real Estate, and Consumer Staples.

At the industry level, health care equipment & supplies (Health Care), real estate management & development (Real Estate), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Health Care detracted most from relative results versus the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	5.30	5.26	9.99
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 982,000,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 10,900,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$982
Number of Holdings	50
2025 Portfolio Turnover Rate	20%
Advisory Fees Paid in 2025 (Millions)	$10.9

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
MKS	4.2
Arcosa	3.9
JBT Marel	3.9
RBC Bearings	3.3
Stella-Jones	3.3
Quaker Houghton	3.3
Colliers International Group	3.3
ESAB Corporation	3.0
FirstService Corporation	3.0
TMX Group	3.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Consultant Class
Trading Symbol	RSQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Consultant Class	$227	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 2.29% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Consumer Discretionary, Industrials, and Financials.

At the industry level, automobile components (Consumer Discretionary), machinery (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was Mueller Industries.

Stock selection within Consumer Discretionary contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Information Technology, and Real Estate.

At the industry level, paper & forest products (Materials), construction materials (Materials), and semiconductors & semiconductor equipment (Information Technology) were the largest detractors.

The Fund’s top detractor was Sylvamo Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Consultant Class	2.29	5.49	6.78
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 432,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$432
Number of Holdings	32
2025 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2025 (Millions)	$5.1

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Standard Motor Products	8.7
Mueller Industries	8.0
TEGNA	4.9
Diamond Hill Investment Group	4.9
Ennis	4.8
Movado Group	4.8
Ingles Markets Cl. A	4.7
Vishay Intertechnology	4.6
Macy’s	4.6
John B. Sanfilippo & Son	4.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Investment Class
Trading Symbol	RYSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Investment Class	$126	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.34% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Consumer Discretionary, Industrials, and Financials.

At the industry level, automobile components (Consumer Discretionary), machinery (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was Mueller Industries.

Stock selection within Consumer Discretionary contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Information Technology, and Real Estate.

At the industry level, paper & forest products (Materials), construction materials (Materials), and semiconductors & semiconductor equipment (Information Technology) were the largest detractors.

The Fund’s top detractor was Sylvamo Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Investment Class	3.34	6.63	7.93
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 432,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$432
Number of Holdings	32
2025 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2025 (Millions)	$5.1

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Standard Motor Products	8.7
Mueller Industries	8.0
TEGNA	4.9
Diamond Hill Investment Group	4.9
Ennis	4.8
Movado Group	4.8
Ingles Markets Cl. A	4.7
Vishay Intertechnology	4.6
Macy’s	4.6
John B. Sanfilippo & Son	4.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Institutional Class
Trading Symbol	RSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Institutional Class	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.41% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Consumer Discretionary, Industrials, and Financials.

At the industry level, automobile components (Consumer Discretionary), machinery (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was Mueller Industries.

Stock selection within Consumer Discretionary contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Information Technology, and Real Estate.

At the industry level, paper & forest products (Materials), construction materials (Materials), and semiconductors & semiconductor equipment (Information Technology) were the largest detractors.

The Fund’s top detractor was Sylvamo Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Institutional Class	3.41	6.73	8.01
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 432,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$432
Number of Holdings	32
2025 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2025 (Millions)	$5.1

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Standard Motor Products	8.7
Mueller Industries	8.0
TEGNA	4.9
Diamond Hill Investment Group	4.9
Ennis	4.8
Movado Group	4.8
Ingles Markets Cl. A	4.7
Vishay Intertechnology	4.6
Macy’s	4.6
John B. Sanfilippo & Son	4.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Service Class
Trading Symbol	RSEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/ literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/ literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year? Based on a hypothetical $10,000 investment
FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.13% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Consumer Discretionary, Industrials, and Financials.

At the industry level, automobile components (Consumer Discretionary), machinery (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was Mueller Industries.

Stock selection within Consumer Discretionary contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Information Technology, and Real Estate.

At the industry level, paper & forest products (Materials), construction materials (Materials), and semiconductors & semiconductor equipment (Information Technology) were the largest detractors.

The Fund’s top detractor was Sylvamo Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	3.13	6.36	7.68
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 432,000,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$432
Number of Holdings	32
2025 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2025 (Millions)	$5.1

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Standard Motor Products	8.7
Mueller Industries	8.0
TEGNA	4.9
Diamond Hill Investment Group	4.9
Ennis	4.8
Movado Group	4.8
Ingles Markets Cl. A	4.7
Vishay Intertechnology	4.6
Macy’s	4.6
John B. Sanfilippo & Son	4.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Consultant Class
Trading Symbol	RYTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Consultant Class	$219	2.17%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 1.52% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR

Consultant Class	1.52	7.75	8.30
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 911,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 8,400,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Investment Class
Trading Symbol	RYTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Investment Class	$115	1.14%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 2.43% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR

Investment Class	2.43	8.82	9.37
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 911,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 8,400,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Institutional Class
Trading Symbol	RTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Institutional Class	$103	1.02%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 2.54% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR

Institutional Class	2.54	8.93	9.49
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 911,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 8,400,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	R Class
Trading Symbol	RTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roy-ceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.roy-ceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—R Class	$187	1.85%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 1.80% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR

R Class	1.80	8.11	8.67
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 911,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 8,400,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Service Class
Trading Symbol	RYTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 2.13% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Financials, and Information Technology.

At the industry level, trading companies & distributors (Industrials), health care providers & services (Health Care), and banks (Financials) contributed most.

The Fund’s top contributor was PACS Group.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Real Estate, and Consumer Staples.

At the industry level, professional services (Industrials), financial services (Financials), and IT services (Information Technology) were the largest detractors.

The Fund’s top detractor was Vestis Corporation.

Stock selection within Materials detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	2.13	8.53	9.07
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 911,000,000
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 8,400,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$911
Number of Holdings	65
2025 Portfolio Turnover Rate	59%
Advisory Fees Paid in 2025 (Millions)	$8.4

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Assured Guaranty	3.2
International General Insurance Holdings	3.1
Hackett Group (The)	3.0
Academy Sports & Outdoors	2.9
Advance Auto Parts	2.9
Ingevity Corporation	2.8
MSC Industrial Direct Cl. A	2.7
Barrett Business Services	2.7
Kulicke & Soffa Industries	2.6
Healthcare Services Group	2.4

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Investment Class
Trading Symbol	RVPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Investment Class	$112	1.02%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 19.94% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 13.01% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Industrials, and Materials.

At the industry level, health care providers & services (Health Care), aerospace & defense (Industrials), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was Palvella Therapeutics.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The only sector making a detraction was Consumer Staples.

At the industry level, software (Information Technology), commercial services & supplies (Industrials), and food products (Consumer Staples) were the largest detractors.

The Fund’s top detractor was ACV Auctions Cl. A.

Stock selection within Industrials detracted most from relative results versus the Russell 2000 Growth Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)

	1-YR	5-YR	10-YR
Investment Class	19.94	4.71	10.54
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 194,000,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$194
Number of Holdings	79
2025 Portfolio Turnover Rate	75%
Advisory Fees Paid in 2025 (Millions)	$1.7

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Axsome Therapeutics	2.6
Strata Critical Medical	2.3
Seacoast Banking Corporation of Florida	2.3
Flotek Industries	2.3
Magnite	2.2
Guardian Pharmacy Services Cl. A	2.1
ACV Auctions Cl. A	2.1
SI-BONE	2.1
BrightSpring Health Services	2.1
JFrog	2.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Institutional Class
Trading Symbol	RVPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Institutional Class	$112	1.02%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 19.80% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 13.01% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Industrials, and Materials.

At the industry level, health care providers & services (Health Care), aerospace & defense (Industrials), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was Palvella Therapeutics.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The only sector making a detraction was Consumer Staples.

At the industry level, software (Information Technology), commercial services & supplies (Industrials), and food products (Consumer Staples) were the largest detractors.

The Fund’s top detractor was ACV Auctions Cl. A.

Stock selection within Industrials detracted most from relative results versus the Russell 2000 Growth Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $1,000,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Institutional Class	19.80	4.72	10.57
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 194,000,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$194
Number of Holdings	79
2025 Portfolio Turnover Rate	75%
Advisory Fees Paid in 2025 (Millions)	$1.7

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Axsome Therapeutics	2.6
Strata Critical Medical	2.3
Seacoast Banking Corporation of Florida	2.3
Flotek Industries	2.3
Magnite	2.2
Guardian Pharmacy Services Cl. A	2.1
ACV Auctions Cl. A	2.1
SI-BONE	2.1
BrightSpring Health Services	2.1
JFrog	2.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Service Class
Trading Symbol	RYVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Service Class	$159	1.45%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 19.34% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 13.01% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Health Care, Industrials, and Materials.

At the industry level, health care providers & services (Health Care), aerospace & defense (Industrials), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was Palvella Therapeutics.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The only sector making a detraction was Consumer Staples.

At the industry level, software (Information Technology), commercial services & supplies (Industrials), and food products (Consumer Staples) were the largest detractors.

The Fund’s top detractor was ACV Auctions Cl. A.

Stock selection within Industrials detracted most from relative results versus the Russell 2000 Growth Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	19.34	4.39	10.22
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Growth Index	13.01	3.18	9.57
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 194,000,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$194
Number of Holdings	79
2025 Portfolio Turnover Rate	75%
Advisory Fees Paid in 2025 (Millions)	$1.7

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Axsome Therapeutics	2.6
Strata Critical Medical	2.3
Seacoast Banking Corporation of Florida	2.3
Flotek Industries	2.3
Magnite	2.2
Guardian Pharmacy Services Cl. A	2.1
ACV Auctions Cl. A	2.1
SI-BONE	2.1
BrightSpring Health Services	2.1
JFrog	2.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Value Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Investment Class
Trading Symbol	RVVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Value Fund—Investment Class	$128	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Value Fund advanced 7.03% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Financials, and Industrials.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and commercial services & supplies (Industrials) contributed most.

The Fund’s top contributor was Sanmina Corporation.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Consumer Discretionary, and Real Estate.

At the industry level, oil, gas & consumable fuels (Energy), specialty retail (Consumer Discretionary), and ground transportation (Industrials) were the largest detractors.

The Fund’s top detractor was SM Energy.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Investment Class	7.03	10.16	7.94
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 98,000,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$98
Number of Holdings	79
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$1.0

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Diebold Nixdorf	2.1
Catalyst Pharmaceuticals	2.0
IBEX	1.9
TD SYNNEX	1.9
Timberland Bancorp	1.8
Lear Corporation	1.8
M/I Homes	1.8
Unity Bancorp	1.8
Buckle (The)	1.8
Interface	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Value Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Service Class
Trading Symbol	RYVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Value Fund—Service Class	$154	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Value Fund advanced 6.68% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Financials, and Industrials.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and commercial services & supplies (Industrials) contributed most.

The Fund’s top contributor was Sanmina Corporation.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Consumer Discretionary, and Real Estate.

At the industry level, oil, gas & consumable fuels (Energy), specialty retail (Consumer Discretionary), and ground transportation (Industrials) were the largest detractors.

The Fund’s top detractor was SM Energy.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns Through 12/31/25 (%)
	1-YR	5-YR	10-YR
Service Class	6.68	9.88	7.68
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 98,000,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$98
Number of Holdings	79
2025 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2025 (Millions)	$1.0

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Diebold Nixdorf	2.1
Catalyst Pharmaceuticals	2.0
IBEX	1.9
TD SYNNEX	1.9
Timberland Bancorp	1.8
Lear Corporation	1.8
M/I Homes	1.8
Unity Bancorp	1.8
Buckle (The)	1.8
Interface	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com